Short Term Loan	12 Months Ended
Dec. 31, 2013
Short Term Loan [Abstract]
Short Term Loan
Note 10 - Short-Term Loan

In 2012 the Company received various short-term loans totaling $4,160 from Bank Mizrahi and Bank Leumi L'Israel. The loans were each for up to twelve months and accrue interest in the range of Libor + 3% to Libor + 3.5%. During 2013, these loans were fully repaid ahead of original schedule.